Trade and Other Payables (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2017	Dec. 31, 2016 [2]
Trade and Other Payables [Abstract]
Open accounts	[1]	₪ 1,041	₪ 808
Checks payable		21	92
Trade payables		1,062	900
Other payables
Liabilities to employees and other liabilities for salaries		355	353
Institutions		89	98
Accrued expenses			102
Accrued interest		66	99
Deferred income		90	82
Options and derivatives		54	10
Other payables		19	17
Total other payables		673	761
Total Trade and Other Payables		₪ 1,735	₪ 1,661

[1]	Of which, the carrying amount of trade payables that are related parties and interested parties as at December 31, 2017 amounts to NIS 31 (as at December 31, 2016 - NIS 21).
[2]	Reclassified